Debt and Equity Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Summary of Debt and Equity Securities

Debt and equity securities have been classified in the consolidated balance sheet according to management’s intent. Debt and equity securities at December 31, 2013 consist of the following:

	Securities Held-To-Maturity
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed:
Government-sponsored enterprises (GSEs)* residential	$8,649	73	520	8,202
Obligations of states and political subdivisions	18,174	424	239	18,359

	$26,823	497	759	26,561

	Securities Available-For-Sale
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
U.S. Government-sponsored enterprises (GSEs) and agency-backed securities*	$146,769	10	5,961	140,818
Mortgage-backed:
GSE residential	175,855	808	1,481	175,182
Obligations of states and political subdivisions	13,711	71	409	13,373

	$336,335	889	7,851	329,373

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks, Government National Mortgage Association and Small Business Administration.

The Company’s classification of securities at December 31, 2012 is as follows:

	Securities Held-To-Maturity
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed:
Government-sponsored enterprises (GSEs)* residential	$2,918	122	—	3,040
Obligations of states and political subdivisions	12,590	687	—	13,277

	$15,508	809	—	16,317

	Securities Available-For-Sale
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
U.S. Government-sponsored enterprises (GSEs)*	$122,110	643	55	122,698
Mortgage-backed:
GSE residential	177,787	3,373	32	181,128
Obligations of states and political subdivisions	13,214	267	29	13,452

	$313,111	4,283	116	317,278

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks, and Government National Mortgage Association.

Maturity of Amortized Cost and Estimated Market Value of Debt Securities

The amortized cost and estimated market value of debt securities at December 31, 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	In Thousands
Securities Held-To-Maturity	Amortized Cost	Estimated Market Value

Due in one year or less	$660	664
Due after one year through five years	8,322	8,599
Due after five years through ten years	5,386	5,418
Due after ten years	3,806	3,678

	18,174	18,359
Mortgage-backed securities	8,649	8,202

	$26,823	26,561

	In Thousands
Securities Available-For-Sale	Amortized Cost	Estimated Market Value

Due in one year or less	$4,091	4,102
Due after one year through five years	45,989	45,304
Due after five years through ten years	99,183	94,162
Due after ten years	6,415	5,891

	155,678	149,459
Mortgage and asset-backed securities	180,657	179,914

	$336,335	329,373

Sales of Debt and Equity Securities

Results from sales of debt and equity securities are as follows:

	In Thousands
	2013	2012	2011

Gross proceeds	$6,867	37,353	26,452

Gross realized gains	$78	$261	192
Gross realized losses	—	(2)	—

Net realized gains	$78	$259	192

Gross Unrealized Losses and Fair Value of Company's Investments

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2013.

Available for sale and held to maturity securities that have been in a continuous unrealized loss position at December 31, 2013 are as follows:

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses
Held to Maturity Securities:
Debt securities:
Mortgage-backed:
GSE residential	$6,678	$520	5	$—	$—	—	$6,678	$520

Obligations of states and political subdivisions	7,817	231	21	343	8	2	8,160	239

	$14,495	$751	26	$343	$8	2	$14,838	$759

Available-for-Sale Securities:
Debt securities:
GSEs and agency-backed	$108,234	$4,358	37	$19,479	$1,603	7	$127,713	$5,961

Mortgage-backed:
GSE residential	97,805	1,449	32	1,866	32	2	99,671	1,481

Obligations of states and political subdivisions	5,645	95	14	4,766	314	14	10,411	409

	$211,684	$5,902	83	$26,111	$1,949	23	$237,795	$7,851